Summary of Significant Accounting Policies (Details) - Schedule of asset retirement obligations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule Of Asset Retirement Obligations Abstract
Asset retirement obligation, beginning balance	$ 5,738
Addition	(5)
Accretion expense	235	$ 162
Total asset retirement obligation	5,968
Less: current portion	(1,586)		$ (831)
Total asset retirement obligation, net of current portion	$ 4,382		$ 4,907